Intangible assets (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Beginning balance	$ 16,413	$ 14,715
Ending balance	14,041	16,413
Licenses and software
Intangible assets
Beginning balance	940	698
Ending balance	876	940
Other intangibles
Intangible assets
Beginning balance	1,032	714
Ending balance	934	1,032
Concessions and rights
Intangible assets
Beginning balance	12,927	11,878
Ending balance	10,734	12,927
Easements
Intangible assets
Beginning balance	1,514	1,425
Ending balance	1,497	1,514
Cost
Intangible assets
Beginning balance	21,022	17,845
Acquisitions	502	866
Disposals	(44)	(171)
Foreign currency translation	(3,024)	2,067
Transfers/reclassifications	110	415
Ending balance	18,566	21,022
Cost | Licenses and software
Intangible assets
Beginning balance	2,125	1,659
Acquisitions	210	530
Disposals	(29)	(153)
Foreign currency translation	(61)	39
Transfers/reclassifications	31	50
Ending balance	2,276	2,125
Cost | Other intangibles
Intangible assets
Beginning balance	1,210	970
Acquisitions	2	0
Disposals	0	0
Foreign currency translation	(118)	(96)
Transfers/reclassifications	0	336
Ending balance	1,090	1,210
Cost | Concessions and rights
Intangible assets
Beginning balance	16,025	13,659
Acquisitions	271	322
Disposals	(15)	(15)
Foreign currency translation	(2,768)	2,055
Transfers/reclassifications	38	4
Ending balance	13,551	16,025
Cost | Easements
Intangible assets
Beginning balance	1,662	1,557
Acquisitions	23	14
Disposals	0	(3)
Foreign currency translation	(77)	69
Transfers/reclassifications	41	25
Ending balance	1,649	1,662
Accumulated amortization
Intangible assets
Beginning balance	(4,609)	(3,130)
Amortization	(945)	(853)
Impairment (loss) recovery	12	(46)
Disposals	39	78
Foreign currency translation	975	(650)
Transfers/reclassifications	3	(8)
Ending balance	(4,525)	(4,609)
Accumulated amortization | Licenses and software
Intangible assets
Beginning balance	(1,185)	(961)
Amortization	(288)	(263)
Impairment (loss) recovery		(3)
Disposals	28	70
Foreign currency translation	42	(25)
Transfers/reclassifications	3	(3)
Ending balance	(1,400)	(1,185)
Accumulated amortization | Other intangibles
Intangible assets
Beginning balance	(178)	(256)
Amortization	(15)	(15)
Impairment (loss) recovery	0	0
Disposals	0	0
Foreign currency translation	37	91
Transfers/reclassifications	0	2
Ending balance	(156)	(178)
Accumulated amortization | Concessions and rights
Intangible assets
Beginning balance	(3,098)	(1,781)
Amortization	(634)	(568)
Impairment (loss) recovery	12	(43)
Disposals	11	7
Foreign currency translation	892	(713)
Transfers/reclassifications	0	0
Ending balance	(2,817)	(3,098)
Accumulated amortization | Easements
Intangible assets
Beginning balance	(148)	(132)
Amortization	(8)	(7)
Impairment (loss) recovery		0
Disposals		1
Foreign currency translation	4	(3)
Transfers/reclassifications	0	(7)
Ending balance	$ (152)	$ (148)